Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 8,615,572	$ 8,462,250
Cost of revenues	(3,147,596)	(2,840,759)
Gross Profit	5,467,976	5,621,491
Operating Expenses
Selling and marketing expenses	(1,957,522)	(1,725,651)
General and administrative expenses	(2,235,044)	(1,611,364)
Research and development expenses	(416,077)	(404,111)
Total Operating Expenses	(4,608,643)	(3,741,126)
Income from Operations	859,333	1,880,365
Interest income, net	65,795	78,360
Other income, net	119,043	3,846
Income Before Income Taxes	1,044,171	1,962,571
Income tax expenses	(42,612)	(522,479)
Net Income	1,001,559	1,440,092
Net loss attributable to noncontrolling interests		18,232
Net Income Attributable to Zhongchao Inc.’s shareholders	1,001,559	1,458,324
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	193,677	(227,756)
Comprehensive Income	1,195,236	1,212,336
Total comprehensive loss attributable to noncontrolling interests		18,232
Total comprehensive income attributable to Zhongchao Inc.’s shareholders	$ 1,195,236	$ 1,230,568
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	24,933,138	23,913,351
Earnings per share
Basic and Diluted (in Dollars per share)	$ 0.04	$ 0.06